Schedule of age of trade and other receivables (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	₨ 5,909,067	₨ 6,038,004
Trade and other receivables, impairment	512,140	469,763	₨ 415,144
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	3,922,313	3,272,429
Trade and other receivables, impairment		1,816
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	988,975	1,218,710
Trade and other receivables, impairment		4,439
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	161,462	277,439
Trade and other receivables, impairment		1,709
Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	836,317	1,269,426
Trade and other receivables, impairment	₨ 512,140	₨ 461,799